Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 15, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Jul. 16, 2019	Jan. 01, 2019	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts		$ 856	$ 450	$ 853
Current portion of deferred contract costs	$ 1,906	2,947	769	5,359		$ 1,346
Deferred contract costs, net of current portion	3,829	5,952	2,116	9,388		2,973
Advertising expense	200	600	200
Unamortized debt issuance costs		10,900	12,600	3,500
Deferred costs		0
Uncertain tax positions		0	0
Increase (decrease) in partners capital due to adoption of accounting standards	5,415
Deferred revenue	38,278	61,200	46,125	$ 70,179	$ 32,000	31,458	$ 32,187
Unbilled revenues		$ 1,100
Cumulative Effect, Period of Adoption, Adjustment [Member]
Significant Accounting Policies [Line Items]
Current portion of deferred contract costs			(769)			1,346
Deferred contract costs, net of current portion			(2,116)			$ 2,973
Increase (decrease) in partners capital due to adoption of accounting standards	$ 5,400
Furniture and equipment [Member]
Significant Accounting Policies [Line Items]
Property plant and equipment, estimated useful life		5 years
Computers and software [Member]
Significant Accounting Policies [Line Items]
Property plant and equipment, estimated useful life		3 years
Property, Plant and Equipment [Member]
Significant Accounting Policies [Line Items]
Software development costs capitalized		$ 100	0		$ 0
Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Capitalized contract costs, amortization period		3 years
Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Property plant and equipment lease term		Lesser of the asset life or lease term
Current Portion Of Deferred Contract Costs [Member]
Significant Accounting Policies [Line Items]
Capitalized contract costs		$ 8,900	$ 2,900
Deferred revenue		$ 4,300
Minimum [Member]
Significant Accounting Policies [Line Items]
Capitalized contract costs, amortization period		2 years
Minimum [Member] | Customer relationships [Member]
Significant Accounting Policies [Line Items]
Finite lived intangible assets		14 years
Minimum [Member] | Technology-Based Intangible Assets [Member]
Significant Accounting Policies [Line Items]
Finite lived intangible assets		7 years
Minimum [Member] | Trademarks [Member]
Significant Accounting Policies [Line Items]
Finite lived intangible assets		17 years
Minimum [Member] | Data [Member]
Significant Accounting Policies [Line Items]
Finite lived intangible assets		1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Capitalized contract costs, amortization period		4 years
Maximum [Member] | Customer relationships [Member]
Significant Accounting Policies [Line Items]
Finite lived intangible assets		15 years
Maximum [Member] | Technology-Based Intangible Assets [Member]
Significant Accounting Policies [Line Items]
Finite lived intangible assets		8 years
Maximum [Member] | Trademarks [Member]
Significant Accounting Policies [Line Items]
Finite lived intangible assets		19 years
Maximum [Member] | Data [Member]
Significant Accounting Policies [Line Items]
Finite lived intangible assets		4 years
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage		10.00%	10.00%